Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Profit or loss [abstract]
Interest income calculated using effective interest method	[1]	$ 14,577	$ 14,967	$ 14,898

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $14,577 for the three months ended January 31, 2025 (October 31, 2024 –$14,967; January 31, 2024 – $14,898).